Cover	Aug. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2021
Entity File Number	333-176587
Entity Registrant Name	il2m INTERNATIONAL CORP.
Entity Central Index Key	0001520512
Entity Tax Identification Number	27-3492854
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	370 Amapola Ave.
Entity Address, Address Line Two	Suite 200-A
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90501
City Area Code	(310)
Local Phone Number	819-1540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false